INCOME TAXES (Details Narrative)	6 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 SGD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Net operating losses	$ 702,031				$ 447,977				$ 5,475,840	$ 3,494,218
Statutory income tax	$ (43,330)	$ (337,977)		$ (117,695)	$ (22,000)	$ (171,599)		$ (162,770)
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	17.00%	17.00%	17.00%		17.00%	17.00%	17.00%
Foreign income tax rate	75.00%	75.00%	75.00%
Statutory income tax		$ 57,369	$ 10,000			$ 57,843	$ 10,000
Exempted from income tax rate	50.00%	50.00%	50.00%		50.00%	50.00%	50.00%
Exempted from income tax		$ 1,099,011	$ 190,000			$ 1,099,017	$ 190,000